Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss for the year	$ (4,041)	$ (2,828)	$ (1,222)
Adjustments for:
Depreciation	3	3		[1]
Share based compensation	4,159	2,061	611
Revaluation of liability in respect to warrants	(2,732)
Loss from disposal of property and equipment	8
Finance expense (income)	791	(2)
Increase in other receivables	(204)	(12)	(3)
Increase (decrease) in trade payables	(16)	32	23
Increase in other payables	493	51	9
Net cash used in operating activities	(1,539)	(695)	(582)
Cash flows from investing activities
Purchase of property, plant and equipment	(17)	(9)	(7)
Investment in restricted deposit			(19)
Net cash used in investing activities	(17)	(9)	(26)
Cash flows from financing activities
Repayment of loan from related party			(3)
Issuance of SAFE instruments	800
Exercise of warrants and options	1,238
Issuance of shares and warrants, net	9,864	508	1,420
Net cash provided by financing activities	11,902	508	1,417
Effects of exchange rate changes on cash and cash equivalents	18
Increase (decrease) in cash and cash equivalents	10,364	(196)	809
Cash and cash equivalents as at the beginning of the year	699	895	86
Cash and cash equivalents as of the end of the year	11,063	699	895
Non-cash activity
Exercise of options	$ 76

[1]	Less than 1 thousand.